FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
		Fair value measurements using input type
	Fair value	June 30,	December 31
	hierarchy	2025	2024
		$ thousands
Derivatives instruments	Level 2	2,350	432

Earn-Out	Level 3	1,671	-